Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)		6 Months Ended			12 Months Ended
		Jun. 30, 2025 SGD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 SGD ($) $ / shares shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 SGD ($) $ / shares shares	Dec. 31, 2022 SGD ($) $ / shares shares
Revenue		$ 3,734,033	$ 2,935,791	$ 4,961,318	$ 8,811,646	$ 6,449,748	$ 13,167,319	$ 6,868,847
Total revenue		3,734,033	2,935,791	4,961,318	8,811,646	6,449,748	13,353,013	7,215,952
Cost of revenue		(2,904,816)	(2,283,840)	(3,632,390)	(7,907,554)	(5,787,992)	(8,534,597)	(4,837,012)
Total Cost of revenue		(2,904,816)	(2,283,840)	(3,632,390)	(7,907,554)	(5,787,992)	(8,711,448)	(5,167,588)
Gross profit		829,217	651,951	1,328,928	904,092	661,756	4,641,565	2,048,364
Operating expenses
General and administrative expenses		(1,355,431)	(1,065,674)	(954,366)	(2,028,293)	(1,484,624)	(1,720,155)	(1,327,124)
Total operating expenses		(1,355,431)	(1,065,674)	(954,366)	(2,028,293)	(1,484,624)	(1,720,155)	(1,327,124)
Income (loss) from operations		(526,214)	(413,723)	374,562	(1,124,201)	(822,868)	2,921,410	721,240
Other income (expenses)
Interest expenses, net		(51,346)	(40,370)	(53,874)	(108,673)	(79,544)	(78,069)	(42,938)
Other income		56,587	44,490	2,789	35,786	26,194	24,834	50,478
Total other (expenses) income, net		5,241	4,120	(51,085)	(72,887)	(53,350)	(53,235)	7,540
Income (loss) before income taxes		(520,973)	(409,603)	323,477	(1,197,088)	(876,218)	2,868,175	728,780
Income tax (expenses) benefit		12,860	10,111	(76,053)	165,950	121,468	(478,009)	(111,055)
Net income (loss)		(508,113)	(399,492)	247,424	(1,031,138)	(754,750)	2,390,166	617,725
Other comprehensive income
Foreign currency translation adjustments		(293,535)	(230,784)		250,665	183,476
Total comprehensive income (loss)		$ (801,648)	$ (630,276)	$ 247,424	$ (780,473)	$ (571,274)	$ 2,390,166	$ 617,725
Weighted average number of outstanding ordinary shares
Basic (in Shares)	[1]	21,500,000	21,500,000	20,000,000	20,308,219	20,308,219	20,000,000	20,000,000
Diluted (in Shares)	[1]	21,500,000	21,500,000	20,000,000	20,308,219	20,308,219	20,000,000	20,000,000
Earnings (loss) per share
Basic (in Dollars per share and Dollars per share) | (per share)		$ (0.02)	$ (0.02)	$ 0.01	$ (0.05)	$ (0.04)	$ 0.12	$ 0.03
Diluted (in Dollars per share and Dollars per share) | (per share)		$ (0.02)	$ (0.02)	$ 0.01	$ (0.05)	$ (0.04)	$ 0.12	$ 0.03
Related Party
Revenue							$ 185,694	$ 347,105
Cost of revenue							$ (176,851)	$ (330,576)

[1]	The shares and per share information are presented on a retrospective basis to reflect the reorganization.